UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION	OMB Number: 3235-0582
Washington, D.C. 20549	Expires: March 31, 2012
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FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-8544

FPA Funds Trust
(Exact name of registrant as specified in charter)

	11400 W. Olympic Blvd., Ste. 1200, Los Angeles, CA	90064
	(Address of principal executive offices)	(Zip code)

J. Richard Atwood, Treasurer

FPA Funds Trust

11400 W. Olympic Blvd., Ste. 1200, Los Angeles, CA 90064
(Name and address of agent for service)

Registrant’s telephone number, including area code:	310-473-0225

Date of fiscal year end:	3/31

Date of reporting period:	7/1/08 to 6/30/09

Item 1.           Proxy Voting Record.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the registrant cast its vote on the matter;

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the registrant cast its vote for or against management.

2

FPA Crescent Fund Proxy Voting

Issuer	Ticker	CUSIP	Mtg Date	Matter	Issr or Shdr Proposal	Voted Y/N	How Voted	For or Against Mgmt
Navistar International Corporation	NAV	63934E108	9/5/2008	1. Electin of Directors 2. Ratify the selection of KPMG LLP as the company’s independent registered public accounting firm.	Issuer Issuer	Y Y	For For	For For
G&K Services, Inc.	GKSR	361268105	11/13/2008	1. Election of Directors 2. Ratify the appointment of Ernst & Young LLP, independent registered public accounting firm, as the company’s independent auditors for fiscal 2009.	Issuer Issuer	Y Y	For For	For For
Zale Corporation	ZLC	988858106	11/18/2008	1. Election of Directors 2. Approve the material terms of the performance goals for performance-based compensation.	Issuer Issuer	Y Y	For For	For For
				3. Approve an advisory proposal of the company’s executive pay-for-performance policies and procedures.	Issuer	Y	For	For
				4. Ratify the appointment of Ernst & Young LLP as the company’s independent registered public accounting firm for the fiscal year ending July 31, 2009.	Issuer	Y	For	For
Cookson Group plc	CKSN LN	G24108212	2/17/2009

1. Approve to increase the authorized share capital of the company from GBP 193,496,312 divided into 1,934,963,124 ordinary shares of 10 pence each to GBP 350,000,000 divided into 3,500,000,000 ordinary shares of 10 pence each in the company.

					Issuer	Y	For	For

2. Authorize the directors of the company, subject to the passing of resolution 1 as specified, to allot relevant securities, by article 9.2 of the articles of association for the prescribed period ending on the date of the company’s AGM in 2009 or on June 30, 2009, whichever is the earlier, be varied by increasing the section 80 amount (as defined in the articles of association) by GBP 340,172,878 to GBP 347,259,344.

					Issuer	Y	For	For

3. Approve the amendments to the Cookson Group long-term incentive plan 2004 as specified summarized on page 35 of the prospectus dated January 29, 2009 (Prospectus) and authorize the remuneration committee to carry the same into effect.

					Issuer	Y	For	For

4. Authorize the directors, subject to the passing of resolutions 1 and 2 as specified, to allot equity securities (as specified in section 94 of the Companies Act) pursuant to the authority given by the resolution 2, wholly for cash up to an aggregate nominal amount of GBP 255,129,315 (equivalent to 2,551,293,150 ordinary shares) in connection with the rights issue as if setion 89(1) of the Companies Act did not apply to such allotment; (authority expires until the end of the company’s next AGM in 2009); Cookson may allot relevant securities after this authority ends if the allotment is made pursuant to an agreement or offer which was made before this authority ends.

					Issuer	Y	For	For
Navistar International Corporation	NAV	63934E108	2/17/2009	1. Electin of Directors 2. Ratify the selection of KPMG LLP as the company’s independent registered public accounting firm.	Issuer Issuer	Y Y	For For	For For
				3. Approve the material terms of the measurements and goals set forth in the company’s 2004 performance incentive plan.	Issuer	Y	For	For
Covidien Ltd.	COV	G2552X108	3/18/2009	1A. Election of Director: Craig Arnold	Issuer	Y	For	For
				1B. Election of Director: Robert H. Brust	Issuer	Y	For	For
				1C. Election of Director: John M. Connors, Jr.	Issuer	Y	For	For
				1D. Election of Director: Christopher J. Coughlin	Issuer	Y	For	For
				1E. Election of Director: Timothy M. Donahue	Issuer	Y	For	For
				1F. Election of Director: Kathy J. Herbert	Issuer	Y	For	For
				1G. Election of Director: Randall J. Hogan, III	Issuer	Y	For	For
				1H. Election of Director: Richard J. Meelia	Issuer	Y	For	For

				1I. Election of Director: Dennis H. Reilley	Issuer	Y	For	For
				1J. Election of Director: Tadataka Yamada	Issuer	Y	For	For
				1K. Election of Director: Joseph A. Zaccagnino	Issuer	Y	For	For
				2. Approve amended and restated 2007 stock and incentive plan.	Issuer	Y	For	For
				3. Appointment of independent auditors and authorization of the audit committee to set the auditors’ remuneration.	Issuer	Y	For	For
Koninklijke Philips Electronics N.V.	PHG	500472303	3/27/2009	1. Approval of the adoption of the 2008 financial statements.	Issuer	Y	ABS
				2. Approval of the distribution of EUR 0.70 per common share against the retained earnings.	Issuer	Y	ABS
				3. Approval of the discharge of the responsibilities of the members of the board of management.	Issuer	Y	ABS
				4. Approval of the discharge of the responsibilities of the members of the supervisory board.	Issuer	Y	ABS
				5. Approval to re-appoint Mr. P. J. Sivignon as a member of the board of management of the company as of April 1, 2009.	Issuer	Y	ABS
				6. Approval to re-appoint Mr. J. J. Schiro as a member of the supervisory board of the company as of March 27, 2009.	Issuer	Y	ABS
				7. Approval to appoint Mr. J. Van Der Veer as a member of the supervisory board of the company as of July 1, 2009.	Issuer	Y	ABS
				8. Approval to appoint Ms. C. A. Poon as a member of the supervisory board of the company as of March 27, 2009.	Issuer	Y	ABS
				9. Approval to amend the long-term incentive plan.	Issuer	Y	ABS
				10. Approval of the board of management to grant rights to acquire shares within limits laid down in the articles of association, for a period of 18 months, with approval of supervisory board.	Issuer	Y	ABS
				11. Approval of board to restrict or exclude pre-emption rights accruing to shareholders, for the period of 18 months.	Issuer	Y	ABS

				12. Approval of the authorization of the board of management to acquire shares in the company.	Issuer	Y	ABS
Discover Financial	DFS	254709108	4/21/2009	1A. Election of Director: Jeffrey S. Aronin	Issuer	Y	For	For
Services				1B. Election of Director: Mary K. Bush	Issuer	Y	For	For
				1C. Election of Director: Gregory C. Case	Issuer	Y	For	For
				1D. Election of Director: Robert M. Devlin	Issuer	Y	For	For
				1E. Election of Director: Cynthia A. Glassman	Issuer	Y	For	For
				1F. Election of Director: Richard H. Lenny	Issuer	Y	For	For
				1G. Election of Director: Thomas G. Maheras	Issuer	Y	For	For
				1H. Election of Director: Michael M. Moskow	Issuer	Y	For	For
				1I. Election of Director: David W. Nelms	Issuer	Y	For	For
				1J. Election of Director: E. Follin Smith	Issuer	Y	For	For
				1K. Election of Director: Lawrence A. Weinbach	Issuer	Y	For	For
				2. Approve the Discover Financial Services amended and restated 2007 omnibus incentive plan.	Issuer	Y	For	For
				3. Ratify the appointment of Deloitte & Touche LLP as independent registered public accounting firm.	Issuer	Y	For	For
AGCO Corporation	AG	001084102	4/23/2009	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of KPMG LLP as the company’s independent registered public accounting firm for 2009.	Issuer	Y	For	For
eBay Inc.	EBAY	278642103	4/29/2009	1A. Election of Director: Marc L. Andreessen	Issuer	Y	For	For
				1B. Election of Director: William C. Ford, Jr.	Issuer	Y	For	For
				1C. Election of Director: Dawn G. Lepore	Issuer	Y	For	For
				1D. Election of Director: Pierre M. Omidyar	Issuer	Y	For	For
				1E. Election of Director: Richard T. Schlosberg III	Issuer	Y	For	For

2. Approve amendments to certain of the company’s existing equity incentive plans to allow for a one-time stock option exchange program for employees other than the company’s named executive officers and directors.

					Issuer	Y	For	For

3. Approve the amendment and restatement of the company’s 2008 equity incentive award plan to increase the aggregate number of shares authorized for issuance under the plan by 50 million shares and to add market shares and volume metrics as performance criteria under the plan.

					Issuer	Y	For	For
				4. Ratify the selection of PricewaterhouseCoopers LLP as the company’s independent auditors for its fiscal year ending December 31, 2009.	Issuer	Y	For	For
The Brink’s Company	BCO	109696104	5/1/2009

1. Election of Directors
2. Approve the audit and ethics committee’s selection of KPMG LLP as an independent registered public accounting firm to audit the accounts of the company and its subsidiaries for the fiscal year ending December 31, 2009.

					Issuer Issuer	Y Y	For For	For For
Ares Capital	ARCC	04010L103	5/4/2009	1. Election of Directors	Issuer	Y	For	For
Corporation				2. Ratify the selection of KPMG LLP as the company’s independent registered public accounting firm for the year ending December 31, 2009.	Issuer	Y	For	For

3. Authorize the company, with the approval of its board of directors, to sell or otherwise issue shares of its common stock at a price below its then current net asset value per share subject to the limitations set forth in the proxy statement for the 2009 annual meeting of stockholders, all as more fully described in the proxy statement.

					Issuer	Y	For	For

4. Authorize the company to sell or otherwise issue warrants or securities to subscribe for or convertible into shares of its common stock subject to the limitations set forth in the proxy statement for the 2009 annual meeting of stockholders, all as more fully described in the proxy statement.

					Issuer	Y	For	For

5. Proposal to request that the board of directors take the necessary steps to declassify the board of directors and require annual election of all the company’s directors, if Mr. Armstrong’s stockholder proposal is presented at the annual meeting.

					Shareholder	Y	Against	For
Trinity Industries, Inc.	TRN	896522109	5/4/2009	1. Election of Directors 2. Approve ratification of the appointment of Ernst & Young LLP as independent registered public accounting firm for fiscal year ending December 31, 2009.	Issuer Issuer	Y Y	For For	For For
Rowan Companies, Inc.	RDC	779382100	5/5/2009	1. Election of Directors 2. Approve the 2009 Rowan Companies, Inc. incentive plan.	Issuer Issuer	Y Y	For For	For For
				3. Ratify the appointment of Deloitte & Touche LLP as independent auditors for the fiscal year ended December 31, 2009.	Issuer	Y	For	For
Amgen Inc.	AMGN	031162100	5/6/2009	1A. Election of Director: David Baltimore	Issuer	Y	For	For
				1B. Election of Director: Frank J. Biondi, Jr.	Issuer	Y	For	For
				1C. Election of Director: Francois de Carbonnel	Issuer	Y	For	For
				1D. Election of Director: Jerry D. Choate	Issuer	Y	For	For
				1E. Election of Director: Vance D. Coffman	Issuer	Y	For	For
				1F. Election of Director: Frederick W. Gluck	Issuer	Y	For	For
				1G. Election of Director: Frank C. Herringer	Issuer	Y	For	For
				1H. Election of Director: Gilbert S. Omenn	Issuer	Y	For	For
				1I. Election of Director: Judith C. Pelham	Issuer	Y	For	For
				1J. Election of Director: J. Paul Reason	Issuer	Y	For	For
				1K. Election of Director: Leonard D. Schaeffer	Issuer	Y	For	For
				1L. Election of Director: Kevin Sharer	Issuer	Y	For	For
				2. Ratify the selection of Ernst & Young LLP as the company’s independent registered public accountants for the year ending December 31, 2009.	Issuer	Y	For	For
				3. Approve the proposed 2009 equity incentive plan, which authorizes the issuance of 100,000,000 shares.	Issuer	Y	For	For

4. Approve the proposed amendment to the company’s restated certificate of incorporation, as amended, which reduces the 66 2/3% voting requirement to a simple majority voting requirement for approval of certain business combinations.

					Issuer	Y	For	For
				5. Proposal to amend the by-laws to permit 10% of the company’s outstanding common stock the ability to call special meetings.	Shareholder	Y	Against	For
				6. Proposal to change the jurisdiction of incorporation from Delaware to North Dakota.	Shareholder	Y	Against	For
Plains Exploration &	PXP	726505100	5/7/2009	1. Election of Directors	Issuer	Y	For	For
Production Co.				2. Ratify the selection of PricewaterhouseCoopers LLP as the company’s independent auditors for the fiscal year ending December 31, 2009.	Issuer	Y	For	For
Brink’s Home Security Holdings, Inc.	CFL	109699108	5/8/2009	1. Election of Directors 2. Ratify the appointment of KPMG LLP as an independent registered public accounting firm for the fiscal year ending December 31, 2009.	Issuer Issuer	Y Y	For For	For For
ConocoPhillips	COP	20825C104	5/13/2009	1A. Election of Director: Richard L. Armitage	Issuer	Y	For	For
				1B. Election of Director: Richard H. Auchinleck	Issuer	Y	For	For
				1C. Election of Director: James E. Copeland, Jr.	Issuer	Y	For	For
				1D. Election of Director: Kenneth M. Duberstein	Issuer	Y	For	For
				1E. Election of Director: Ruth R. Harkin	Issuer	Y	For	For
				1F. Election of Director: Harold W. McGraw III	Issuer	Y	For	For
				1G. Election of Director: James J. Mulva	Issuer	Y	For	For
				1H. Election of Director: Harald J. Norvik	Issuer	Y	For	For
				1I. Election of Director: William K. Reilly	Issuer	Y	For	For
				1J. Election of Director: Bobby S. Shackouls	Issuer	Y	For	For
				1K. Election of Director: Victoria J. Tschinkel	Issuer	Y	For	For
				1L. Election of Director: Kathryn C. Turner	Issuer	Y	For	For
				1M. Election of Director: Willaim E. Wade, Jr.	Issuer	Y	For	For
				2. Ratify appointment of Ernst & Young LLP as independent registered public accounting firm for 2009.	Issuer	Y	For	For

				3. Approve 2009 omnibus stock and performance incentive plan.	Issuer	Y	For	For
				4. Proposal on universal health care principles.	Shareholder	Y	Against	For
				5. Proposal on advisory vote on executive compensation.	Shareholder	Y	Against	For
				6. Proposal on political contributions.	Shareholder	Y	Against	For
				7. Proposal on greenhouse gas reduction.	Shareholder	Y	Against	For
				8. Proposal on oil sands drilling.	Shareholder	Y	Against	For
				9. Proposal on director qualifications.	Shareholder	Y	Against	For
PG&E Corporation	PCG	69331C108	5/13/2009	1A. Election of Director: David R. Andrews	Issuer	Y	For	For
				1B. Election of Director: C. Lee Cox	Issuer	Y	For	For
				1C. Election of Director: Peter A. Darbee	Issuer	Y	For	For
				1D. Election of Director: Maryellen C. Herringer	Issuer	Y	For	For
				1E. Election of Director: Roger H. Kimmel	Issuer	Y	For	For
				1F. Election of Director: Richard A. Meserve	Issuer	Y	For	For
				1G. Election of Director: Forrest E. Miller	Issuer	Y	For	For
				1H. Election of Director: Barbara L. Rambo	Issuer	Y	For	For
				1I. Election of Director: Barry Lawson Williams	Issuer	Y	For	For
				2. Ratification of appointment of independent registered public accounting firm.	Issuer	Y	For	For
				3. Proposal on shareholder say on executive pay.	Shareholder	Y	For	Against
				4. Proposal on reincorporation in North Dakota.	Shareholder	Y	Against	For
Assurant, Inc.	AIZ	04621X108	5/14/2009	1. Election of Directors	Issuer	Y	For	For
				2. Appointment of PricewaterhouseCoopers LLP as independent registered public accounting firm.	Issuer	Y	For	For
				3. Approval of amendment of the company’s restated certificate of incorporation to eliminate certain supermajority vote requirements.	Issuer	Y	For	For
Cookson Group plc	CKSN LN	G24108212	5/14/2009	1. Approve the annual report and accounts. 2. Approve the directors’ remuneration report.	Issuer Issuer	Y Y	For For	For For
				3. Re-elect Mike G. Butterworth	Issuer	Y	For	For
				4. Re-elect Jeff L. Hewitt	Issuer	Y	For	For
				5. Re-elect Robert B. Beeston	Issuer	Y	For	For
				6. Re-appoint KPMG Audit plc as the auditors of the company.	Issuer	Y	For	For
				7. Approve the remuneration of the auditor.	Issuer	Y	For	For

8. Grant authority for the issue of equity or equity-linked securities with pre-emptive rights under a general authority up to aggregate nominal amount of GBP 92,130,030 and an additional amount pursuant to a rights issue of up to GBP 92,130,030.

					Issuer	Y	For	For
				9. Grant authority for the issue of equity or equity-linked securities without pre-emptive rights up to aggregate nominal amount of GBP 13,819,504.	Issuer	Y	For	For
				10. Grant authority to make market purchases of 276,390,090 ordinary shares of 10 pence each or 27,639,009 ordinary shares of GBP 1 each if resolution 13 is passed.	Issuer	Y	For	For

11. Authorize the company and its subsidiaries to make EU political donations to political parties, and/or independent election candidates, to political organizations other than politcal parties and to incur EU political expenditure up to GBP 100,000.

					Issuer	Y	For	For
				12. Grant authority to call a general meeting on 14 clear days notice.	Issuer	Y	For	For

13. Approve to consolidate all unissued ordinary shares into new ordinary shares on the basis of 10 ordinary shares for 1 unissued new ordinary share consolidate all issued ordinary shares into new ordinary shares on the basis of 10 ordinary shares for 1 new ordinary share.

					Issuer	Y	For	For
				14. Grant authority to amend the articles of association with effect from October 1, 2009.	Issuer	Y	For	For
				15. Grant authority to revoke any deemed limit as to the amount of shares that can be allotted.	Issuer	Y	For	For
Total S.A.	TOT	89151E109	5/15/2009	1. Approval of parent company financial statements.	Issuer	Y	For	For
				2. Approval of consolidated financial statements.	Issuer	Y	For	For
				3. Allocation of earnings, declaration of dividend.	Issuer	Y	For	For
				4. Agreements covered by article L. 225-38 of the French Commercial Code.	Issuer	Y	For	For

				5. Commitments under article L. 225-42-1 of the French Commercial Code concerning Thierry Desmarest.	Issuer	Y	For	For
				6. Commitments under article L. 225-42-1 of the French Commercial Code concerning Christophe de Margerie.	Issuer	Y	For	For
				7. Authorization for the board of directors to trade shares of the company.	Issuer	Y	For	For
				8. Renewal of the appointment of Anne Lauvergeon as a director.	Issuer	Y	For	For
				9. Renewal of the appointment of Daniel Bouton as a director.	Issuer	Y	For	For
				10. Renewal of the appointment of Bertrand Collomb as a director.	Issuer	Y	For	For
				11. Renewal of the appointment of Christophe de Margerie as a director.	Issuer	Y	For	For
				12. Renewal of the appointment of Michel Pebereau as a director.	Issuer	Y	For	For
				13. Appointment of Patrick Artus as a director.	Issuer	Y	For	For
				14. Amendment to article 12 of the company’s articles of association regarding the limit on the age of the chairman of the board.	Issuer	Y	For	For
				15. Amendment to the company’s articles of association with the intent of disclosing individual allocations of stock options and restricted shares as provided by law.	Issuer	Y	For	Against

16. For the purpose of amending the articles of association regarding a new procedure for selecting a shareholder-employee as a board member with a view to improving his or her representation and independence.

					Issuer	Y	Against	For
				17. Authorization to grant restricted shares of the company to all employees of the group.	Issuer	Y	Against	For
WellPoint, Inc.	WLP	94973V107	5/20/2009	1A. Election of Director: Lenox D. Baker, Jr.	Issuer	Y	For	For
				1B. Election of Director: Susan B. Bayh	Issuer	Y	For	For
				1C. Election of Director: Larry C. Glasscock	Issuer	Y	For	For
				1D. Election of Director: Julie A. Hill	Issuer	Y	For	For

				1E. Election of Director: Ramiro G. Peru	Issuer	Y	For	For
				2. Ratify the appointment of Ernst & Young LLP as the independent registered public accounting firm for the company for 2009.	Issuer	Y	For	For
				3. Approve the proposed WellPoint incentive compensation plan.	Issuer	Y	For	For
				4. Approve the WellPoint employee stock purchase plan.	Issuer	Y	For	For
				5. Proposal concerning an advisory resolution on compensation of named executive officers if properly presented at the meeting.	Shareholder	Y	Against	For
Cymer, Inc.	CYMI	232572107	5/21/2009	1. Election of Directors	Issuer	Y	For	For
				2. Approve an amendment to the company’s 2005 equity incentive plan to increase the aggregate number of shares of common stock authorized for issuance under the plan by 1,250,000 shares.	Issuer	Y	For	For
				3. Ratification of the selection of KPMG LLP as the company’s independent registered public accounting firm for the fiscal year ending December 31, 2009.	Issuer	Y	For	For
Group 1 Automotive, Inc.	GPI	398905109	5/21/2009

1. Election of Directors
2. Amendment to the Group 1 Automotive, Inc. 1998 employee stock purchase plan to increase the number of shares available for issuance under the plan from 2,500,000 to 3,500,000.

					Issuer Issuer	Y Y	For For	For For
				3. Ratification of the appointment of Ernst & Young LLP as independent registered public accounting firm of the company for the fiscal year ending December 31, 2009.	Issuer	Y	For	For
Onex Corporation	OCX_CN	68272K103	5/21/2009	1. Appointment of an auditor of the corporation.	Issuer	Y	For	For
				2. Authorization of the directors to fix the remuneration of the auditor.	Issuer	Y	For	For
				3. Election of Directors as nominees of the holders of subordinate voting shares.	Issuer	Y	For	For
Omnicare, Inc.	OCR	681904108	5/22/2009	1A. Election of Director: John T. Crotty	Issuer	Y	For	For
				1B. Election of Director: Joel F. Gemunder	Issuer	Y	For	For
				1C. Election of Director: Steven J. Heyer	Issuer	Y	For	For

				1D. Election of Director: Sandra E. Laney	Issuer	Y	For	For
				1E. Election of Director: Andrea R. Lindell	Issuer	Y	For	For
				1F. Election of Director: James D. Shelton	Issuer	Y	For	For
				1G. Election of Director: John H. Timoney	Issuer	Y	For	For
				1H. Election of Director: May Wallman	Issuer	Y	For	For
				2. Approve the amendment of Omnicare’s annual incentive plan for senior executive officers and re-approve the performance criteria thereunder.	Issuer	Y	For	For
				3. Re-approve the performance criteria under Omnicare’s 2004 stock and incentive plan.	Issuer	Y	For	For
				4. Ratify the appointment of independent registered public accounting firm.	Issuer	Y	For	For
Chevron Corporation	CVX	166764100	5/27/2009	1A. Election of Director: S. H. Armacost 1B. Election of Director: L. F. Deily	Issuer Issuer	Y Y	For For	For For
				1C. Election of Director: R. E. Denham	Issuer	Y	For	For
				1D. Election of Director: R. J. Eaton	Issuer	Y	For	For
				1E. Election of Director: E. Hernandez	Issuer	Y	For	For
				1F. Election of Director: F. G. Jenifer	Issuer	Y	For	For
				1G. Election of Director: S. Nunn	Issuer	Y	For	For
				1H. Election of Director: D. J. O’Reilly	Issuer	Y	For	For
				1I. Election of Director: D. B. Rice	Issuer	Y	For	For
				1J. Election of Director: K. W. Sharer	Issuer	Y	For	For
				1K. Election of Director: C. R. Shoemate	Issuer	Y	For	For
				1L. Election of Director: R. D. Sugar	Issuer	Y	For	For
				1M. Election of Director: C. Ware	Issuer	Y	For	For
				1N. Election of Director: J. S. Watson	Issuer	Y	For	For
				2. Ratification of independent registered public accounting firm.	Issuer	Y	For	For
				3. Approve the material terms of performance goals for performance-based awards under the Chevron incentive plan.	Issuer	Y	For	For
				4. Approve the material terms of performance goals for performance-based awards under the long-term incentive plan of Chevron Corporation.	Issuer	Y	For	For
				5. Special stockholder meetings.	Shareholder	Y	Abstain	Against
				6. Advisory vote on summary compensation table.	Shareholder	Y	For	Against
				7. Greenhouse gas emissions.	Shareholder	Y	Against	For

				8. Country selection guidelines.	Shareholder	Y	Against	For
				9. Human rights policy.	Shareholder	Y	Against	For
				10. Host country laws.	Shareholder	Y	Against	For
Covidien Ltd.	COV	G2552X108	5/28/2009	1. Approval of the scheme of arrangement attached to the accompanying proxy statement as annex A.	Issuer	Y	For	For

2. If the scheme of arrangement is approved, and in connection with scheme of arrangement and reorganization, approval of creation of distributable reserves of Covidien plc (through reduction of share premium account of Covidien plc) that was previously approved by Covidien Ltd. and other current shareholders of Covidien plc (as described in the accompanying proxy statement).

					Issuer	Y	For	For
				3. Approval of the motion to adjourn the meeting to a later date to solicit additional proxies if there are insufficient proxies to approve the scheme of arrangement at the time of the meeting.	Issuer	Y	For	For
Ensco International	ESV	26874Q100	5/28/2009	1A. Election of Director: Gerald W. Haddock	Issuer	Y	For	For
Incorporated				1B. Election of Director: Paul E. Rowsey III	Issuer	Y	For	For
				1C. Election of Director: C. Christopher Gaut	Issuer	Y	For	For

2. Approval of an amendment to the Ensco 2005 long-term incentive plan and re-approval of the material terms of the performance goals therein for purposes of Section 162(m) of the Internal Revenue Code.

					Issuer	Y	For	For
				3. Ratification of the audit committee’s appointment of KPMG LLP as the company’s independent registered public accounting firm for 2009.	Issuer	Y	For	For
Lowe’s Companies, Inc.	LOW	548661107	5/29/2009	1. Election of Directors 2. Approve amendments to the company’s 2006 long-term incentive plan.	Issuer Issuer	Y Y	For For	For For
				3. Ratify the appointment of Deloitte & Touche LLP as the company’s independent registered public accounting firm.	Issuer	Y	For	For

				4. Approve amendments to Lowe’s articles of incorporation eliminating all remaining supermajority vote requirements.	Issuer	Y	For	For
				5. Proposal regarding reincorporation in North Dakota.	Shareholder	Y	Against	For
				6. Proposal regarding health care reform principles.	Shareholder	Y	Against	For
				7. Proposal regarding separating the roles of chairman and CEO.	Shareholder	Y	Against	For
Patterson-UTI Energy, Inc.	PTEN	703481101	6/3/2009	1. Election of Directors 2. Ratify the selection of PricewaterhouseCoopers LLP as the independent registered public accounting firm of the company for the fiscal year ending December 31, 2009.	Issuer Issuer	Y Y	For For	For For
Wal-Mart Stores, Inc.	WMT	931142103	6/5/2009	1A. Election of Director: Aida M. Alvarez 1B. Election of Director: James W. Breyer	Issuer Issuer	Y Y	For For	For For
				1C. Election of Director: M. Michele Burns	Issuer	Y	For	For
				1D. Election of Director: James I. Cash, Jr.	Issuer	Y	For	For
				1E. Election of Director: Roger C. Corbett	Issuer	Y	For	For
				1F. Election of Director: Douglas N. Daft	Issuer	Y	For	For
				1G. Election of Director: Michael T. Duke	Issuer	Y	For	For
				1H. Election of Director: Gregory B. Penner	Issuer	Y	For	For
				1I. Election of Director: Allen I. Questrom	Issuer	Y	For	For
				1J. Election of Director: H. Lee Scott, Jr.	Issuer	Y	For	For
				1K. Election of Director: Arne M. Sorenson	Issuer	Y	For	For
				1L. Election of Director: Jim C. Walton	Issuer	Y	For	For
				1M. Election of Director: S. Robson Walton	Issuer	Y	For	For
				1N. Election of Director: Christopher J. Williams	Issuer	Y	For	For
				1O. Election of Director: Linda S. Wolf	Issuer	Y	For	For
				2. Ratification of Ernst & Young LLP as independent accountants.	Issuer	Y	For	For
				3. Gender identity non-discrimination policy.	Shareholder	Y	Against	For
				4. Pay for superior performance.	Shareholder	Y	Against	For
				5. Advisory vote on executive compensation.	Shareholder	Y	Against	For
				6. Political contributions.	Shareholder	Y	Against	For
				7. Special shareowner meetings.	Shareholder	Y	Against	For
				8. Incentive compensation to be stock options.	Shareholder	Y	Against	For

Arkema S.A.	AKE FP	F0392W125	6/15/2009	1. Approve the annual accounts for the FYE on December 31, 2008.	Issuer	Y	For	For
				2. Approve the consolidated accounts for the FYE on December 31, 2008.	Issuer	Y	For	For
				3. Approve the distribution of profits for the FYE on December 31, 2008.	Issuer	Y	For	For
				4. Approve the agreement referred to in article L. 225-38 of the Commercial Code.	Issuer	Y	For	For
				5. Approve the agreement referred to in article L. 225-42-1 of the Commercial Code.	Issuer	Y	For	For
				6. Authorize the board of directors to operate on the company’s shares.	Issuer	Y	For	For
				7. Approve the renewal of Thierry Le Henaff’s mandate as a board member.	Issuer	Y	For	For
				8. Approve the renewal of Francois Enaud’s mandate as a board member.	Issuer	Y	For	For
				9. Approve the renewal of Bernard Kasriel’s mandate as a board member.	Issuer	Y	For	For
				10. Approve the renewal of Laurent Mignon’s mandate as a board member.	Issuer	Y	For	For
				11. Approve the renewal of Thierry Morin’s mandate as a board member.	Issuer	Y	For	For
				12. Approve the renewal of Jean-Pierre Seeuw’s mandate as a board member.	Issuer	Y	For	For
				13. Approve the renewal of Tidjane Thaim’s mandate as a board member.	Issuer	Y	For	For
				14. Approve the renewal of Phillippe Vassor’s mandate as a board member.	Issuer	Y	For	For
				15. Approve the nomination of Marc Pandraud as a board member.	Issuer	Y	For	For
				16. Approve the modification of article 10.12 of the statute concerning the terms of the board members’ duties.	Issuer	Y	For	For

				17. Authorize certain group’s employees and corporate managers of the company or group’s companies to grant options, giving right to the subscription of new shares or buy the company’s shares.	Issuer	Y	For	For
				18. Authorize the board of directors to freely allocate the company’s shares.	Issuer	Y	For	For
				19. Authorize the board of directors in order to carry out capital increase reserved for employees who are members of a company savings plan.	Issuer	Y	For	For
				20. Authorize the board of directors to reduce the share capital by cancellation of shares held by the company.	Issuer	Y	For	For
				21. Powers for formalities.	Issuer	Y	For	For
RRI Energy, Inc.	RRI	74971X107	6/18/2009	1A. Election of Director: E. William Barnett	Issuer	Y	For	For
				1B. Election of Director: Mark M. Jacobs	Issuer	Y	For	For
				1C. Election of Director: Steven L. Miller	Issuer	Y	For	For
				1D. Election of Director: Laree E. Perez	Issuer	Y	For	For
				1E. Election of Director: Evan J. Silverstein	Issuer	Y	For	For
				2. Ratify the selection of KPMG LLP as the company’s independent auditor for the fiscal year ending December 31, 2009.	Issuer	Y	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	FPA Funds Trust

By (Signature and Title)*	/s/ J. Richard Atwood, Treasurer

Date	8/31/09

* Print the name and title of each signing officer under his or her signature.

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